SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental cash flow information

	Year ended December 31,
	2024	2023
Effects of changes in
Accounts payable and accrued liabilities	$134.4	$(3.4)
Trade and other receivables, net	(109.2)	57.7
Prepaid expenses and other assets	(43.1)	(23.3)
Changes in non-cash working capital items	$(17.9)	$31.0